Note 18 - Profit (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ 83,581	$ (54,335)		$ (186,390)		$ (113,772)
Dividend to preferred shareholders, net of tax		2,374		13,755		4,717
Earnings (loss) available to shareholders	$ 83,581	$ (56,709)		$ (200,145)		$ (118,489)
Basic weighted average shares outstanding (in shares)	151,281,166	149,247,715		150,565,246		148,862,333
Basic earnings (loss) per share from continuing operations (in CAD per share)	$ 0.55	$ (0.38)		$ (1.33)		$ (0.80)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.50	$ (0.16)		$ (1.43)		$ (0.45)
Profit (loss) from continuing operations	$ 83,581	$ (56,709)		$ (200,145)		$ (118,489)
Increase (decrease) through conversion of convertible instruments, equity	3,781
Adjusted earnings (loss) from continuing operations	$ 87,362	$ (56,709)		$ (200,145)		$ (118,489)
Restricted share grants (in shares)	2,761,866	2,377,279	[1]	2,941,569	[1]	2,704,346	[1]
Deferred share grants (in shares)	184,544	136,508	[1]	189,781	[1]	125,905	[1]
Convertible debentures (in shares)	39,574,831	39,574,931	[1]	32,158,554	[1]	39,574,831	[1]
Shares outstanding on a diluted basis (in shares)	193,802,407	191,336,433		185,855,150		191,267,415
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ 0.45	$ (0.38)		$ (1.33)		$ (0.80)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.40	$ (0.16)		$ (1.43)		$ (0.45)

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.